CONSOLIDATED BALANCE SHEETS		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets
Cash		¥ 104,125,800	$ 14,359,604	¥ 316,974,857
Restricted cash		731,545	100,885	723,560
Short-term investments		184,200,000	25,400,000	0
Notes receivable		3,742,390	516,099	10,828,308
Accounts receivable, net		27,453,415	3,785,999	22,577,980
Inventories, net		6,330,701	873,044	3,894,369
Other receivables, net		2,185,733	301,427	5,501,833
Loans to third parties		123,055,874	16,970,181	50,383,822
Purchase advances, net		2,680,456	369,652	178,208
Contract costs, net		49,572,685	6,836,386	33,858,820
Prepaid expenses		350,119	48,284	420,284
Prepaid expenses - related parties				275,000
Total current assets		504,413,173	69,561,759	445,617,041
Property and equipment, net		24,752,864	3,413,576	25,474,162
Construction in progress				239,739
Intangible assets, net				5,950,000
Long-term other receivables, net		3,640	502	1,564,381
Goodwill				4,730,002
Operating lease right-of-use assets (including ¥765,241 and ¥335,976 ($46,333) from a related party as of June 30, 2022 and 2023, respectively)		2,654,900	366,127	6,666,759
Total Assets		531,824,577	73,341,964	490,242,084
Current liabilities
Short-term bank loans		12,451,481	1,717,138	10,000,000
Accounts payable		10,791,721	1,488,246	16,739,989
Other payables		5,819,010	802,478	3,533,918
Other payable- related parties		2,592,395	357,508	2,240,135
Contract liabilities		2,748,365	379,017	2,001,277
Accrued payroll and employees' welfare		2,382,516	328,564	2,250,547
Taxes payable		1,163,006	160,386	2,210,958
Short-term borrowings - related parties		20,018,222	2,760,639	9,009,156
Long-term borrowings - related party - current portion				999,530
Operating lease liabilities - current (including ¥429,265 and ¥335,976 ($46,333) from a related party as of June 30, 2022 and 2023, respectively)		3,066,146	422,841	3,892,774
Total Current Liabilities		61,032,862	8,416,817	52,878,284
Operating lease liabilities - non-current (including ¥335,976 and ¥nil ($nil) from a related party as of June 30, 2022 and 2023, respectively)		25,144	3,468	2,184,635
Long-term borrowings - related party				5,511,076
Contract liabilities - non-current				106,000
Warrant liability		31,615,668	4,360,000	16,677,328
Total Liabilities		92,673,674	12,780,285	77,357,323
Commitments and Contingencies
Equity
Additional paid-in capital	[1]	580,340,061	80,032,554	516,426,799
Statutory reserve		4,148,929	572,163	4,148,929
Accumulated deficit		(170,440,826)	(23,504,865)	(111,273,525)
Accumulated other comprehensive income		35,127,173	4,844,259	11,307,461
Total shareholders' equity		449,206,962	61,948,472	420,631,729
Non-controlling interests		(10,056,059)	(1,386,793)	(7,746,968)
Total equity		439,150,903	60,561,679	412,884,761
Total Liabilities and Equity		531,824,577	73,341,964	490,242,084
Class A ordinary shares
Equity
Common stock value	[1]	26,932	3,714	19,461
Class B ordinary shares
Equity
Common stock value	[1]	¥ 4,693	$ 647	¥ 2,604

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.